Accounts Payable Related To Energy Generated By Residential Customers	12 Months Ended
Dec. 31, 2025
Accounts Payable Related To Energy Generated By Residential Customers
Accounts Payable Related To Energy Generated By Residential Customers

20.   ACCOUNTS PAYABLE RELATED TO ENERGY GENERATED BY RESIDENTIAL CUSTOMERS

The Net Metering System (Sistema de Compensação de Energia Elétrica – SCEE) was implemented in 2012 by ANEEL Normative Resolution No. 482, with the purpose of promoting renewable energy generation. The SCEE allows the energy injected into the grid by consumer units with micro‑ or mini‑distributed generation to be provided, through a gratuitous loan, to the local distribution company. Subsequently, this energy is offset against the customer’s own consumption.

The balance of the obligation represents the volume of energy to be offset, measured based on the distributor’s prevailing energy tariff.

As of December 31, 2025, the amount recorded under current liabilities was R$1,825, compared to R$1,251 as of December 31, 2024. This increase is mainly due to the rise in the amount of energy injected into the grid, which reached 8,032 GWh in 2025 (6,108 GWh in 2024), as a result of the growth in the number of generating installations.